JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 112,795,061	$ 101,644,461
Current Assets	15,799,305	28,507,744
Total Assets	128,594,366	130,152,205
Non Current Liabilities	54,458,049	53,864,917
Current Liabilities	8,109,673	10,826,170
Total liabilities	62,567,722	64,691,087
Consolidated Statements of comprehensive income [Abstract]
Gross profit / (loss)	28,305,733	32,926,950	$ 37,433,974
Operating (loss) / profit	20,640,970	26,899,485	29,858,321
Comprehensive (loss) / income	$ 3,286,199	17,432,963	23,907,996
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 0	0
Current Assets	165,873	317,002
Total Assets	165,873	317,002
Non Current Liabilities	0	0
Current Liabilities	380,314	564,062
Total liabilities	380,314	564,062
Consolidated Statements of comprehensive income [Abstract]
Gross profit / (loss)	4,563	(210,069)	70,946
Operating (loss) / profit	(1,265)	(234,568)	51,076
Net Financial results	74,877	(28,683)	2,193
Comprehensive (loss) / income	$ 73,612	$ (263,251)	$ 53,269